SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounting policies
Long-lived asset impairment loss	¥ 297	¥ 157	¥ 180
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true
Number of reporting units | item	2
Net revenues	¥ 13,862	12,785	10,196
Advertising related expenses	128	165	150
Loyalty program
Accounting policies
Net revenues	¥ 267	¥ 243	¥ 223
Minimum
Accounting policies
Estimated membership duration	2 years
Minimum | Legacy Huazhu
Accounting policies
Initial lease term	10 years
Minimum | Legacy DH
Accounting policies
Initial lease term	20 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years
Maximum
Accounting policies
Estimated membership duration	5 years
Maximum | Legacy Huazhu
Accounting policies
Initial lease term	20 years
Maximum | Legacy DH
Accounting policies
Initial lease term	25 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years